Forward Purchase Agreement (Details Narrative) - USD ($)	Jul. 31, 2025	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Forward purchase derivative liability				$ 9,692
Derivative liability		$ 8,084,000	$ 8,104,000	9,692,000
Forward Purchase Agreement [Member]
Prepayment amount	$ 11,005,000			$ 11,005,000
Common stock subscribed shares	891,930
CSLM Acquisition Corp [Member]
Termination price	$ 12.00
Termination price description	The Amendment replaces the agreement’s previously fixed Termination Price of $12.00 per share with a weekly-reset Termination Price equal to the lower of (a) $12.00 and (b) the volume-weighted average price (VWAP) of the Shares for the immediately preceding week (as reported by Bloomberg L.P.), subject to Reset Price Floors applied on a tranche basis (50% of the Shares: $2.50 floor; 50% of the Shares: $5.00 floor). The effect of amendment has been taken in change in fair value of forward purchase derivative liabilities (refer to Note 3 - Fair Value Measurements ).
Common Class A [Member] | CSLM Acquisition Corp [Member]
Shares issued	3,000,000,000